Document and Entity Information	Jan. 28, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001707092
Document Type	8-K
Document Period End Date	Jan. 28, 2020
Entity Registrant Name	Delphi Technologies PLC
Entity File Number	001-38110
Entity Incorporation State Country Code	Y9
Entity Tax Identification Number	98-1367514
Entity Address, Address Line One	One Angel Court
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2R 7HJ
Entity Address, Country	GB
City Area Code	44-020-305
Local Phone Number	74300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.01 par value per share
Trading Symbol	DLPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false